Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property plant and equipment

	Land and	Leasehold			Furniture	Computer
	buildings	improvements	Equipment	Satellites	and fixtures	hardware	Total
Cost
Balance as at December 31, 2015	$191.0	$31.7	$232.2	$—	$7.4	$43.9	$506.2
Additions	3.0	15.2	15.3	—	1.9	6.2	41.6
Disposals	—	(0.2)	(0.6)	—	(0.1)	(1.8)	(2.7)
Foreign currency translation	0.4	0.5	0.7	—	0.2	0.9	2.7
Balance as at December 31, 2016	194.4	47.2	247.6	—	9.4	49.2	547.8
Acquired from business combination (note 9)	0.5	42.0	35.0	577.9	1.2	39.2	695.8
Additions	2.3	15.7	24.9	6.3	0.3	8.8	58.3
Disposals	—	(0.1)	(0.3)	—	—	(1.7)	(2.1)
Foreign currency translation	1.0	1.0	1.4	—	0.3	2.8	6.5
Balance as at December 31, 2017	$198.2	$105.8	$308.6	$584.2	$11.2	$98.3	$1,306.3
Accumulated depreciation
Balance as at December 31, 2015	$11.1	$17.2	$89.0	$—	$5.1	$32.5	$154.9
Depreciation expense	4.0	3.2	21.8	—	0.7	4.3	34.0
Disposals	—	(0.2)	(0.5)	—	(0.1)	(1.8)	(2.6)
Foreign currency translation	0.1	0.2	0.4	—	0.1	0.7	1.5
Balance as at December 31, 2016	15.2	20.4	110.7	—	5.8	35.7	187.8
Depreciation expense	4.3	4.2	22.9	21.8	0.8	7.1	61.1
Disposals	—	(0.1)	(0.2)	—	—	(1.7)	(2.0)
Foreign currency translation	0.3	0.7	1.4	—	0.2	1.9	4.5
Balance as at December 31, 2017	$19.8	$25.2	$134.8	$21.8	$6.8	$43.0	$251.4
Net book value
December 31, 2017	$178.4	$80.6	$173.8	$562.4	$4.4	$55.3	$1,054.9
December 31, 2016	$179.2	$26.8	$136.9	$—	$3.6	$13.5	$360.0

Schedule of assets under finance leases

	December 31,	December 31,
	2017	2016
Computer hardware	$5.2	$4.6
Furniture and fixtures	7.2	0.1
	$12.4	$4.7

Satellites
Property, plant and equipment
Schedule of property plant and equipment

		Satellites
	Satellites	under
As at December 31, 2017	in-orbit	construction	Total
Cost	$569.0	$15.2	$584.2
Accumulated depreciation	(21.8)	—	(21.8)
Net book value	$547.2	$15.2	$562.4